Time charter revenues and related contract balances	12 Months Ended
Dec. 31, 2021
Time charter revenues and related contract balances
Time charter revenues and related contract balances

4.   Time charter revenues and related contract balances

The Partnership presents its revenue by segment, disaggregated by revenue recognized in accordance with accounting standards on leasing and on revenue from contracts with customers for time charter services. In addition, material elements where the nature, amount, timing and uncertainty of revenue and cash flows differ from the monthly invoicing under time charter contracts are separately presented. Revenue recognized for the Majority held FSRUs includes the amortization of above market contract intangibles. Revenue recognized for Joint venture FSRUs includes the amortization of deferred revenues related to the charterer’s reimbursements for certain vessel modifications and drydocking costs. As a result, the timing of cash flows differs from monthly time charter invoicing. The Partnership believes the nature of its time charter contracts are the same, regardless of whether the contracts are accounted for as financing leases or operating leases for accounting purposes. As such, the Partnership did not apply the practical expedient in the lease guidance to combine lease and services components for operating leases because this would result in inconsistent disclosure for the time charter contracts.

The following tables summarize the disaggregated revenue of the Partnership by segment for the twelve months ended December 31, 2021, 2020 and 2019:

	Year ended December 31, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$86,540	25,690	—	112,230	(25,690)	$86,540
Time charter service revenues, excluding amortization	57,475	14,109	—	71,584	(14,109)	57,475
Amortization of above market contract intangibles	(2,755)	—	—	(2,755)	—	(2,755)
Amortization of deferred revenue for modifications & drydock	—	2,732	—	2,732	(2,732)	—
Total revenues (4)	$141,260	42,531	—	183,791	(42,531)	$141,260

	Year ended December 31, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$87,948	25,760	—	113,708	(25,760)	$87,948
Time charter service revenues, excluding amortization	58,199	15,098	—	73,297	(15,098)	58,199
Amortization of above market contract intangibles	(3,052)	—	—	(3,052)	—	(3,052)
Amortization of deferred revenue for modifications & drydock	—	2,714	—	2,714	(2,714)	—
Total revenues (4)	$143,095	43,572	—	186,667	(43,572)	$143,095

	Year ended December 31, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$88,889	25,690	—	114,579	(25,690)	$88,889
Time charter service revenues, excluding amortization	60,063	14,095	—	74,158	(14,095)	60,063
Amortization of above market contract intangibles	(3,631)	—	—	(3,631)	—	(3,631)
Amortization of deferred revenue for modifications & drydock	—	2,648	—	2,648	(2,648)	—
Other revenue (3)	115	—	—	115	—	115
Total revenues (4)	$145,436	42,433	—	187,869	(42,433)	$145,436
(1)	Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership’s share of the Joint venture FSRUs revenues is included in Equity in earnings (losses) of joint ventures on the consolidated income statement.
(2)	The financing lease revenues comprise about one-fourth of the total lease revenues for the years ended December 31, 2021, 2020 and 2019.
(3)	Other revenue consists of insurance proceeds received for prior period claims related to repairs under the Mooring warranty and for repairs for the Höegh Gallant. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. Refer to notes 3 and 17.
(4)	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

The Partnership’s risk and exposure related to uncertainty of revenues or cash flows related to its long-term time charter contracts primarily relate to the credit risk associated with the individual charterers. Payments are due under time charter contracts regardless of the demand for the charterers’ gas output or the utilization of the FSRU.

The consolidated trade receivables, contract assets, contract liabilities and refund liabilities included in the table below exclude the balances for the Joint venture FSRUs. The Partnership’s share of net assets in the Joint venture FSRUs is recorded in the consolidated balance sheet using the equity method on the line Accumulated earnings in joint ventures.

The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of December 31,
(in thousands of U.S. dollars)	2021	2020
Trade receivable for lease	$5,260	$2,608
Trade receivable for time charter services	5,953	1,506
Allowance for expected credit losses	(60)	(60)
Total trade receivable and amounts due from affiliates	$11,153	$4,054

Refer to note 2 for information related to the allowance for expected credit losses recorded on January 1, 2020. For the years ended December 31, 2021, there was no change in the allowance for expected credit losses following the cumulative effect of adopting the new standard.

The following table summarizes the consolidated contract assets, contract liabilities and refund liabilities to customers, as of December 31, 2021 and 2020:

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2021	$261	$(891)
Additions	402	(2,746)
Reduction for receivables recorded	—	(339)
Balance December 31, 2021	$663	$(3,976)

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2020	$279	$(125)
Additions	—	(841)
Reduction for receivables recorded	(18)	—
Reduction for revenue recognized (excluding amortization)	—	10
Reduction for revenue recognized from previous years	—	48
Repayments of refund liabilities to charterer	—	17
Balance December 31, 2020	$261	$(891)

Contract assets are reported in the consolidated balance sheet as a component of prepaid expenses and other receivables. Current and non-current contract liabilities are reported in the consolidated balance sheet as components of accrued liabilities and other payables and other long-term liabilities, respectively. Refund liabilities are reported in the consolidated balance sheet as a component of accrued liabilities and other payables.

The service-related contract asset reflected in the balance sheet relates to accrued revenue for reimbursable costs from charterers.

Refund liabilities to charterers include invoiced revenue to be refunded to charterers for estimated reimbursable costs that exceeded the actual cost incurred and for non-compliance with performance warranties in the time charter contracts that result in reduction of hire, liquidated damages or other performance related payments.

During the year ended December 31, 2020 the major changes in the refund liability to charterers related mainly to a tax audit for the Partnership and its Indonesian subsidiary’s 2019 tax return completed in June 2021. The Partnership and its Indonesian subsidiary disagree with the conclusion of the tax audit and the Indonesian subsidiary filed an Objection Request with the Central Jakarta Regional Tax Office on September 24, 2021. The total tax expense, including fees, of $2.7 million is reimbursed to the charterer. Refer to notes 6 and 17 for information on the tax audit completed in 2021 for the Partnership and its Indonesian subsidiary’s 2019 tax return.

Minimum contractual future revenues:

As of December 31, 2021, the minimum contractual future revenues to be received under the time charters for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace during the next five years and thereafter are as follows:

(in thousands of U.S. dollars)	Service related	Lease related	Total
2022	$32,369	90,441	$122,810
2023	32,369	90,441	122,810
2024	32,369	90,441	122,810
2025	31,093	86,777	117,870
2026	28,562	79,296	107,858
Thereafter	128,223	343,250	471,473
Total - undiscounted	$284,985	780,646	$1,065,631
Operating lease		$405,634
Financing lease		375,012
Discounting effect		(152,222)
Financing lease receivable		$222,790

The long-term time charter for the PGN FSRU Lampung with PGN LNG has an initial term of 20 years from the acceptance date of October 30, 2014 and the contract expires in 2034. The time charter hire payments began July 21, 2014 when the project was ready to begin commissioning. The lease element of the time charter is accounted for as a financing lease. The minimum contractual future revenues in the table above include the fixed payments for the lease and services elements for the initial term but exclude the variable fees from the charterer for vessel operating expenses and reimbursement of tax expenses. The charterer has an option to purchase the PGN FSRU Lampung, which can be exercised after the third anniversary of the commencement of the charter until the twentieth anniversary, at stated prices in the time charter. The minimum contractual future revenues do not include the unexercised purchase option price. Should the purchase option be exercised in the short to medium term, the contractual price would exceed the net investment in financing lease, but the future hire payments would cease. The time charter also provides options for the charterer to extend the lease term for two five-year periods. Unexercised option periods are excluded from the minimum contractual future revenues.

The long-term time charter for the Höegh Gallant had an initial term of five years from April 2015 and the contract expired in 2020. On February 27, 2020, the Partnership exercised its right to an option agreement to cause Höegh LNG or its subsidiary to charter the Höegh Gallant from the expiration or termination of the initial five-year charter until July 2025 at a rate equal to 90% of the rate payable pursuant to the current charter plus any incremental taxes or operating expenses as a result of the new charter. On April 30, 2020, the Partnership entered into the Suspended Gallant Charter with Höegh LNG for the Höegh Gallant. The Suspended Gallant Charter commenced on May 1, 2020. The lease element of the time charter was accounted for as an operating lease. On September 23, 2021 the Partnership entered into agreements with subsidiaries of New Fortress to charter the Höegh Gallant primarily for FSRU operations for a period of ten years, with commencement of the FSRU operations on March 20, 2022. From November 26, 2021 until the FSRU operations commenced, New Fortress chartered the vessel for LNG carrier operations. The Partnership has also entered into an agreement to suspend the Suspended Gallant Charter, with effect from the commencement of the NFE Charter, the Suspension and Make-Whole Agreements, pursuant to which Höegh LNG’s subsidiary will compensate the Partnership monthly for the difference between the charter rate earned under the NFE Charter and the charter rate earned under the Suspended Gallant Charter with the addition of a modest increase until July 31, 2025, the original expiration date of the Suspended Gallant Charter. Afterwards, the Partnership will continue to receive the charter rate agreed with New Fortress for the remaining term of the NFE Charter.

The minimum contractual future revenues in the table above include the fixed payments for the lease element and the services element which also covers the vessel operating expenses and taxes. The minimum contractual future revenues do not include the unexercised option of one additional year.

The long-term time charter for the Höegh Grace has an initial term of 20 years and the contract expires in 2036. The minimum contractual future revenues in the table above include the fixed payments for the lease element and services element but exclude the variable fees from the charterer for vessel operating expenses and reimbursement of certain taxes. The non-cancellable charter period is 10 years. The initial term of the lease is 20 years. However, each party has an unconditional option to cancel the charter after 10 and 15 years without penalty. However, if the charterer waives its right to terminate in year 10 within a certain deadline, the Partnership will not be able to exercise its right to terminate in year 10. The charterer has an option to purchase the Höegh Grace at a price specified in the Höegh Grace charter in year 15 and year 20 of such charter. The minimum contractual future revenues do not include the unexercised purchase option price. Only the non-cancellable lease period is included in the minimum contractual future revenues.

Net investment in financing lease:

The lease element of time charter hire for the PGN FSRU Lampung is recognized over the lease term using the effective interest rate method and is included in time charter revenues. The financing lease is reflected on the consolidated balance sheets as net investment in financing lease, a receivable, as follows:

	As of December 31,
(in thousands of U.S. dollars)	2021	2020
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease at origination	297,824	297,824
Principal repayment and amortization	(28,440)	(23,471)
Allowance for credit loss	(96)	(96)
Net investment in financing lease at period end	269,288	274,257
Less: Current portion	(5,426)	(4,969)
Long term net investment in financing lease	$263,862	$269,288

Net investment in financing lease consists of:
Financing lease receivable	$222,790	$231,725
Unguaranteed residual value	46,498	42,532
Net investment in financing lease at period end	$269,288	$274,257

For the years ended December 31, 2021 and 2020, there was no change in the allowance for expected credit losses following the cumulative effect of adopting the standard on Financial Instruments – Credit Losses: Measurement of Credit Losses, on January 1, 2020. Refer to note 2 for information on trade receivables and allowance for expected credit losses.